Impairment (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Net impairment losses	$ 404	$ 167
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Net impairment losses	$ 383
Accumulated impairment [member] | Cash Generating Unit [Member]
IfrsStatementLineItems [Line Items]
Net impairment losses		52
Accumulated impairment [member] | Producing Properties Relating To Oil And Gas Activities Brazil [Member]
IfrsStatementLineItems [Line Items]
Net impairment losses		51
Accumulated impairment [member] | Cash Generating Unit One [Member]
IfrsStatementLineItems [Line Items]
Net impairment losses		$ 44